Third Quarter Report
January 31, 2024 (Unaudited)
Columbia Corporate Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Corporate Income Fund, January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Mr. Cooper Group, Inc.(a)	1,782	120,036
Total Financials		120,036
Total Common Stocks (Cost $1,077,470)		120,036

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	471,000	273,180
Total Convertible Bonds (Cost $455,521)			273,180

Corporate Bonds & Notes 92.1%

Aerospace & Defense 5.0%
BAE Systems Holdings, Inc.(b)
10/07/2024	3.800%	3,635,000	3,592,005
BAE Systems PLC(b)
02/15/2031	1.900%	29,890,000	24,457,968
Boeing Co. (The)
08/01/2059	3.950%	13,066,000	9,611,070
05/01/2060	5.930%	1,330,000	1,326,130
Bombardier, Inc.(b)
04/15/2027	7.875%	174,000	174,045
Howmet Aerospace, Inc.
01/15/2029	3.000%	9,685,000	8,763,254
L3Harris Technologies, Inc.
07/31/2033	5.400%	4,690,000	4,826,577
Moog, Inc.(b)
12/15/2027	4.250%	139,000	130,197
Northrop Grumman Corp.
06/01/2034	4.900%	9,150,000	9,207,818
Raytheon Technologies Corp.
03/15/2032	2.375%	19,696,000	16,370,612
Spirit AeroSystems, Inc.(b)
11/30/2029	9.375%	325,000	352,166
11/15/2030	9.750%	389,000	408,046
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(b)
03/15/2026	6.250%	4,605,000	4,580,041
08/15/2028	6.750%	567,000	576,091
Total			84,376,020
Airlines 0.3%
Air Canada(b)
08/15/2026	3.875%	520,000	494,588
American Airlines, Inc.(b)
05/15/2029	8.500%	200,000	211,912
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	1,741,655	1,724,419
04/20/2029	5.750%	179,155	176,025
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(b)
01/20/2026	5.750%	949,003	891,722
United Airlines, Inc.(b)
04/15/2026	4.375%	219,000	211,452
04/15/2029	4.625%	245,000	226,938
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	988,302	993,616
Total			4,930,672
Automotive 0.4%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	142,000	140,363
Clarios Global LP(b)
05/15/2025	6.750%	80,000	80,000
Ford Motor Credit Co. LLC
09/08/2024	3.664%	1,168,000	1,151,980
06/16/2025	5.125%	256,000	253,741
08/04/2025	4.134%	828,000	808,907
11/13/2025	3.375%	610,000	585,480
General Motors Co.
04/01/2048	5.400%	2,835,000	2,584,756
KAR Auction Services, Inc.(b)
06/01/2025	5.125%	110,000	108,454
Panther BF Aggregator 2 LP/Finance Co., Inc.(b)
05/15/2026	6.250%	60,000	59,570
05/15/2027	8.500%	703,000	701,563
ZF North America Capital, Inc.(b)
04/14/2030	7.125%	314,000	331,159
Total			6,805,973
Banking 17.1%
Ally Financial, Inc.
05/21/2024	3.875%	171,000	169,957

Columbia Corporate Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.(c)
10/22/2030	2.884%	9,530,000	8,487,169
07/23/2031	1.898%	6,665,000	5,491,510
10/24/2031	1.922%	34,690,000	28,393,983
10/20/2032	2.572%	3,426,000	2,851,613
02/04/2033	2.972%	11,010,000	9,394,093
Subordinated
09/21/2036	2.482%	9,289,000	7,451,921
Citigroup, Inc.(c)
06/03/2031	2.572%	12,483,000	10,749,966
01/25/2033	3.057%	12,863,000	10,990,308
Goldman Sachs Group, Inc. (The)(c)
07/21/2032	2.383%	27,628,000	22,751,416
10/21/2032	2.650%	6,082,000	5,082,937
HSBC Holdings PLC(c)
05/24/2032	2.804%	11,340,000	9,526,787
11/22/2032	2.871%	16,329,000	13,640,577
Subordinated
11/13/2034	7.399%	5,080,000	5,548,078
JPMorgan Chase & Co.(c)
10/15/2030	2.739%	2,702,000	2,404,771
04/22/2032	2.580%	19,908,000	16,866,517
11/08/2032	2.545%	26,490,000	22,153,659
Morgan Stanley(c)
07/21/2032	2.239%	17,509,000	14,313,429
10/20/2032	2.511%	20,771,000	17,290,237
07/21/2034	5.424%	1,981,000	2,005,878
Subordinated
09/16/2036	2.484%	6,269,000	5,002,032
PNC Financial Services Group, Inc. (The)(c)
06/12/2029	5.582%	17,080,000	17,436,894
01/22/2035	5.676%	3,451,000	3,542,878
US Bancorp(c)
06/12/2034	5.836%	4,671,000	4,817,563
01/23/2035	5.678%	7,875,000	8,060,956
Washington Mutual Bank(d),(e),(f)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.(c)
10/30/2030	2.879%	13,846,000	12,328,675
07/25/2034	5.557%	23,222,000	23,734,427
01/23/2035	5.499%	1,000	1,020
Total			290,498,776
Brokerage/Asset Managers/Exchanges 0.3%
AG Issuer LLC(b)
03/01/2028	6.250%	350,000	345,370
AG TTMT Escrow Issuer LLC(b)
09/30/2027	8.625%	448,000	464,425
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aretec Escrow Issuer 2, Inc.(b)
08/15/2030	10.000%	541,000	587,325
Aretec Escrow Issuer, Inc.(b)
04/01/2029	7.500%	242,000	224,649
Hightower Holding LLC(b)
04/15/2029	6.750%	455,000	414,619
NFP Corp.(b)
08/15/2028	6.875%	1,340,000	1,348,122
10/01/2030	7.500%	707,000	745,751
10/01/2031	8.500%	296,000	325,705
Total			4,455,966
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(b)
01/15/2028	4.000%	455,000	426,780
Beacon Roofing Supply, Inc.(b)
11/15/2026	4.500%	550,000	532,200
08/01/2030	6.500%	292,000	296,392
Interface, Inc.(b)
12/01/2028	5.500%	210,000	196,615
James Hardie International Finance DAC(b)
01/15/2028	5.000%	572,000	553,544
SRS Distribution, Inc.(b)
07/01/2028	4.625%	792,000	738,440
07/01/2029	6.125%	439,000	415,344
12/01/2029	6.000%	488,000	456,768
Summit Materials LLC /Finance Corp.(b)
01/15/2031	7.250%	472,000	490,528
Summit Materials LLC/Finance Corp.(b)
01/15/2029	5.250%	78,000	75,537
White Cap Buyer LLC(b)
10/15/2028	6.875%	567,000	554,708
Total			4,736,856
Cable and Satellite 3.0%
CCO Holdings LLC/Capital Corp.(b)
05/01/2027	5.125%	324,000	312,374
03/01/2030	4.750%	1,263,000	1,122,173
02/01/2031	4.250%	1,353,000	1,140,188
02/01/2032	4.750%	531,000	455,397
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	942,000	786,097
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	19,808,000	16,538,377
06/30/2062	3.950%	11,986,000	7,359,085
Comcast Corp.
10/15/2030	4.250%	12,340,000	12,079,950
Columbia Corporate Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(b)
02/01/2028	5.375%	750,000	645,058
01/31/2029	11.750%	258,000	261,977
01/15/2030	5.750%	664,000	351,883
12/01/2030	4.125%	648,000	469,455
02/15/2031	3.375%	504,000	344,987
DISH Network Corp.(b)
11/15/2027	11.750%	996,000	1,039,242
NBCUniversal Media LLC
01/15/2043	4.450%	1,810,000	1,637,875
Sirius XM Radio, Inc.(b)
09/01/2026	3.125%	1,933,000	1,806,594
07/15/2028	4.000%	641,000	581,936
07/01/2030	4.125%	461,000	403,367
Videotron Ltd.(b)
06/15/2029	3.625%	255,000	232,594
Virgin Media Finance PLC(b)
07/15/2030	5.000%	1,806,000	1,605,563
Virgin Media Secured Finance PLC(b)
05/15/2029	5.500%	168,000	161,680
VZ Secured Financing BV(b)
01/15/2032	5.000%	990,000	864,598
Ziggo Bond Co. BV(b)
02/28/2030	5.125%	509,000	428,591
Ziggo Bond Finance BV(b)
01/15/2027	6.000%	501,000	491,530
Ziggo BV(b)
01/15/2030	4.875%	652,000	583,017
Total			51,703,588
Chemicals 0.7%
Avient Corp.(b)
08/01/2030	7.125%	237,000	243,347
Axalta Coating Systems LLC(b)
02/15/2029	3.375%	650,000	577,687
Axalta Coating Systems LLC/Dutch Holding B BV(b)
06/15/2027	4.750%	265,000	255,812
Cheever Escrow Issuer LLC(b)
10/01/2027	7.125%	554,000	557,811
Element Solutions, Inc.(b)
09/01/2028	3.875%	533,000	487,432
HB Fuller Co.
10/15/2028	4.250%	818,000	761,798
Herens Holdco Sarl(b)
05/15/2028	4.750%	714,000	603,662
Illuminate Buyer LLC/Holdings IV, Inc.(b)
07/01/2028	9.000%	355,000	349,139
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Finance PLC(b),(g)
04/15/2029	7.500%	757,000	753,366
INEOS Quattro Finance 2 PLC(b)
03/15/2029	9.625%	537,000	564,606
Ingevity Corp.(b)
11/01/2028	3.875%	366,000	322,740
Innophos Holdings, Inc.(b)
02/15/2028	9.375%	401,000	340,742
Iris Holdings, Inc.(b),(h)
02/15/2026	8.750%	245,000	208,634
Olympus Water US Holding Corp.(b)
10/01/2028	4.250%	432,000	394,179
11/15/2028	9.750%	956,000	1,014,054
10/01/2029	6.250%	393,000	362,609
SPCM SA(b)
03/15/2027	3.125%	46,000	42,555
Tronox, Inc.(b)
03/15/2029	4.625%	33,000	29,142
WR Grace Holdings LLC(b)
06/15/2027	4.875%	3,063,000	2,928,710
08/15/2029	5.625%	675,000	595,412
03/01/2031	7.375%	149,000	151,660
Total			11,545,097
Construction Machinery 0.1%
H&E Equipment Services, Inc.(b)
12/15/2028	3.875%	895,000	812,607
Ritchie Bros Holdings, Inc.(b)
03/15/2028	6.750%	125,000	128,279
03/15/2031	7.750%	292,000	307,459
United Rentals North America, Inc.
05/15/2027	5.500%	49,000	48,883
02/15/2031	3.875%	181,000	163,275
01/15/2032	3.750%	211,000	185,693
Total			1,646,196
Consumer Cyclical Services 0.2%
APX Group, Inc.(b)
07/15/2029	5.750%	68,000	64,575
Arches Buyer, Inc.(b)
06/01/2028	4.250%	600,000	535,028
12/01/2028	6.125%	612,000	528,708
Match Group Holdings II LLC(b)
10/01/2031	3.625%	590,000	504,975
Match Group, Inc.(b)
06/01/2028	4.625%	174,000	164,278

Columbia Corporate Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(b)
01/15/2028	6.250%	257,000	258,370
08/15/2029	4.500%	1,635,000	1,549,698
Total			3,605,632
Consumer Products 0.2%
Acushnet Co.(b)
10/15/2028	7.375%	114,000	118,558
CD&R Smokey Buyer, Inc.(b)
07/15/2025	6.750%	1,089,000	1,071,951
Newell Brands, Inc.
06/01/2025	4.875%	92,000	90,244
09/15/2027	6.375%	169,000	166,346
Prestige Brands, Inc.(b)
01/15/2028	5.125%	509,000	497,925
04/01/2031	3.750%	237,000	206,367
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	150,000	126,286
02/01/2032	4.375%	237,000	198,709
Spectrum Brands, Inc.(b)
10/01/2029	5.000%	492,000	477,598
07/15/2030	5.500%	184,000	180,542
Total			3,134,526
Diversified Manufacturing 1.8%
Carrier Global Corp.
02/15/2030	2.722%	27,543,000	24,585,394
Chart Industries, Inc.(b)
01/01/2030	7.500%	282,000	290,200
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%	1,239,000	1,251,284
Gates Global LLC/Co.(b)
01/15/2026	6.250%	807,000	806,804
Madison IAQ LLC(b)
06/30/2028	4.125%	383,000	352,129
06/30/2029	5.875%	538,000	476,890
Resideo Funding, Inc.(b)
09/01/2029	4.000%	422,000	367,141
Vertical US Newco, Inc.(b)
07/15/2027	5.250%	644,000	621,200
WESCO Distribution, Inc.(b)
06/15/2025	7.125%	302,000	303,594
06/15/2028	7.250%	603,000	619,534
Total			29,674,170
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 15.6%
AEP Texas, Inc.
06/01/2033	5.400%	4,773,000	4,863,016
01/15/2050	3.450%	14,242,000	10,076,260
05/15/2051	3.450%	781,000	548,786
05/15/2052	5.250%	3,238,000	3,115,172
AES Corp. (The)
01/15/2031	2.450%	3,865,000	3,226,780
American Electric Power Co., Inc.
01/15/2029	5.200%	17,152,000	17,408,677
American Transmission Systems, Inc.(b)
01/15/2032	2.650%	6,334,000	5,323,721
Berkshire Hathaway Energy Co.
05/01/2053	4.600%	565,000	497,125
CenterPoint Energy, Inc.
09/01/2024	2.500%	3,517,000	3,450,275
08/10/2026	5.250%	16,125,000	16,345,989
Clearway Energy Operating LLC(b)
03/15/2028	4.750%	1,218,000	1,160,264
02/15/2031	3.750%	1,052,000	913,141
01/15/2032	3.750%	215,000	182,797
Commonwealth Edison Co.
03/01/2030	2.200%	2,237,000	1,937,589
Consumers Energy Co.
05/30/2029	4.600%	5,909,000	5,921,813
Dominion Energy, Inc.
08/15/2052	4.850%	3,710,000	3,347,946
DTE Energy Co.
11/01/2024	4.220%	11,569,000	11,452,693
06/15/2029	3.400%	2,351,000	2,189,413
Duke Energy Carolinas LLC
01/15/2054	5.400%	7,640,000	7,724,667
Duke Energy Corp.
06/15/2031	2.550%	11,525,000	9,793,291
08/15/2052	5.000%	1,652,000	1,524,074
Duke Energy Florida LLC
11/15/2053	6.200%	3,497,000	3,913,189
Duke Energy Indiana LLC
04/01/2050	2.750%	4,029,000	2,568,041
04/01/2053	5.400%	9,860,000	9,835,292
Edison International
11/15/2028	5.250%	8,457,000	8,532,416
Emera US Finance LP
06/15/2046	4.750%	7,153,000	5,905,785
Eversource Energy
10/01/2024	2.900%	5,000,000	4,911,690
08/15/2030	1.650%	23,726,000	19,178,463
Columbia Corporate Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exelon Corp.
03/15/2053	5.600%	7,260,000	7,297,499
FirstEnergy Corp.
03/01/2050	3.400%	2,000,000	1,388,598
Georgia Power Co.
05/17/2033	4.950%	9,346,000	9,347,611
Jersey Central Power & Light Co.(b)
03/01/2032	2.750%	1,783,000	1,501,410
Leeward Renewable Energy Operations LLC(b)
07/01/2029	4.250%	130,000	117,479
NextEra Energy Capital Holdings, Inc.
03/15/2034	5.250%	8,600,000	8,666,183
NextEra Energy Operating Partners LP(b)
09/15/2027	4.500%	928,000	874,484
01/15/2029	7.250%	417,000	429,467
NRG Energy, Inc.
01/15/2028	5.750%	7,000	6,927
NRG Energy, Inc.(b)
06/15/2029	5.250%	1,228,000	1,177,532
Pacific Gas and Electric Co.
07/01/2050	4.950%	12,925,000	11,242,197
PG&E Corp.
07/01/2030	5.250%	398,000	380,765
San Diego Gas & Electric Co.
08/15/2028	4.950%	6,360,000	6,451,189
Southern California Edison Co.
06/01/2034	5.200%	8,186,000	8,257,136
TerraForm Power Operating LLC(b)
01/15/2030	4.750%	906,000	837,633
Virginia Electric and Power Co.
01/15/2034	5.000%	7,866,000	7,836,829
Vistra Operations Co. LLC(b)
09/01/2026	5.500%	159,000	157,523
02/15/2027	5.625%	408,000	402,307
07/31/2027	5.000%	252,000	244,081
05/01/2029	4.375%	310,000	286,298
10/15/2031	7.750%	749,000	778,273
WEC Energy Group, Inc.
09/12/2026	5.600%	6,850,000	6,997,970
10/15/2030	1.800%	19,931,000	16,334,895
Xcel Energy, Inc.
11/15/2031	2.350%	8,921,000	7,348,194
Total			264,210,845
Environmental 0.6%
Clean Harbors, Inc.(b)
02/01/2031	6.375%	90,000	91,161
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GFL Environmental, Inc.(b)
06/01/2025	4.250%	95,000	93,318
08/01/2025	3.750%	7,660,000	7,454,535
12/15/2026	5.125%	364,000	355,394
08/01/2028	4.000%	320,000	293,216
06/15/2029	4.750%	509,000	477,791
01/15/2031	6.750%	649,000	664,797
Waste Pro USA, Inc.(b)
02/15/2026	5.500%	941,000	913,199
Total			10,343,411
Finance Companies 0.3%
GGAM Finance Ltd.(b)
02/15/2027	8.000%	555,000	571,778
Navient Corp.
10/25/2024	5.875%	111,000	110,829
06/15/2026	6.750%	475,000	477,776
03/15/2031	11.500%	411,000	448,616
OneMain Finance Corp.
01/15/2029	9.000%	621,000	653,964
03/15/2030	7.875%	499,000	506,948
09/15/2030	4.000%	381,000	322,081
Provident Funding Associates LP/Finance Corp.(b)
06/15/2025	6.375%	325,000	303,825
Quicken Loans LLC/Co-Issuer, Inc.(b)
03/01/2029	3.625%	321,000	286,092
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
10/15/2033	4.000%	2,090,000	1,773,405
Springleaf Finance Corp.
11/15/2029	5.375%	33,000	30,534
United Wholesale Mortgage LLC(b)
04/15/2029	5.500%	30,000	28,352
Total			5,514,200
Food and Beverage 5.0%
Bacardi Ltd.(b)
05/15/2038	5.150%	3,790,000	3,671,814
Bacardi Ltd./Bacardi-Martini BV(b)
06/15/2033	5.400%	16,685,000	16,859,898
Chobani LLC/Finance Corp., Inc.(b)
07/01/2029	7.625%	183,000	185,325
Constellation Brands, Inc.
05/01/2033	4.900%	11,500,000	11,427,122
Darling Ingredients, Inc.(b)
06/15/2030	6.000%	552,000	548,566
Diageo Capital PLC
10/05/2033	5.625%	6,885,000	7,335,213
FAGE International SA/USA Dairy Industry, Inc.(b)
08/15/2026	5.625%	1,159,000	1,121,429

Columbia Corporate Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
06/01/2026	3.000%	20,937,000	20,108,765
Mars, Inc.(b)
04/20/2033	4.750%	11,219,000	11,165,122
Mondelez International, Inc.
03/17/2027	2.625%	7,780,000	7,346,803
Post Holdings, Inc.(b)
03/01/2027	5.750%	910,000	905,968
04/15/2030	4.625%	736,000	676,949
09/15/2031	4.500%	523,000	469,597
Primo Water Holdings, Inc.(b)
04/30/2029	4.375%	309,000	282,049
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	823,000	708,783
Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	510,000	441,772
US Foods, Inc.(b)
09/15/2028	6.875%	303,000	310,964
02/15/2029	4.750%	523,000	496,130
06/01/2030	4.625%	354,000	329,873
01/15/2032	7.250%	282,000	295,380
Total			84,687,522
Gaming 0.7%
Boyd Gaming Corp.
12/01/2027	4.750%	205,000	197,935
Boyd Gaming Corp.(b)
06/15/2031	4.750%	503,000	462,551
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	1,543,000	1,409,059
02/15/2030	7.000%	913,000	940,409
Caesars Entertainment, Inc.(b),(g)
02/15/2032	6.500%	756,000	763,441
CDI Escrow Issuer, Inc.(b)
04/01/2030	5.750%	500,000	483,757
Churchill Downs, Inc.(b)
05/01/2031	6.750%	284,000	287,877
Colt Merger Sub, Inc.(b)
07/01/2025	5.750%	664,000	665,057
07/01/2025	6.250%	625,000	628,022
07/01/2027	8.125%	56,000	57,469
International Game Technology PLC(b)
04/15/2026	4.125%	2,003,000	1,939,065
Light & Wonder International, Inc.(b)
09/01/2031	7.500%	127,000	132,264
MGM Resorts International
05/01/2025	6.750%	1,375,000	1,378,128
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midwest Gaming Borrower LLC(b)
05/01/2029	4.875%	414,000	383,508
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	242,000	207,848
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	747,000	707,854
Scientific Games International, Inc.(b)
11/15/2029	7.250%	579,000	594,436
Wynn Resorts Finance LLC/Capital Corp.(b)
10/01/2029	5.125%	126,000	119,257
Total			11,357,937
Health Care 2.4%
Acadia Healthcare Co., Inc.(b)
07/01/2028	5.500%	1,258,000	1,234,328
04/15/2029	5.000%	109,000	104,414
AdaptHealth LLC(b)
08/01/2029	4.625%	235,000	185,836
03/01/2030	5.125%	250,000	196,273
Avantor Funding, Inc.(b)
07/15/2028	4.625%	914,000	870,668
11/01/2029	3.875%	941,000	853,490
Bausch & Lomb Escrow Corp.(b)
10/01/2028	8.375%	478,000	497,453
Catalent Pharma Solutions, Inc.(b)
04/01/2030	3.500%	501,000	440,237
Charles River Laboratories International, Inc.(b)
03/15/2029	3.750%	148,000	134,891
03/15/2031	4.000%	194,000	172,405
CHS/Community Health Systems, Inc.(b)
04/15/2029	6.875%	459,000	315,630
05/15/2030	5.250%	1,288,000	1,069,168
02/15/2031	4.750%	394,000	314,234
01/15/2032	10.875%	337,000	353,793
CVS Health Corp.
07/20/2045	5.125%	8,270,000	7,720,232
DaVita, Inc.(b)
06/01/2030	4.625%	235,000	207,867
Encompass Health Corp.
02/01/2028	4.500%	520,000	497,052
HCA, Inc.
06/01/2028	5.200%	2,648,000	2,671,147
09/01/2030	3.500%	17,133,000	15,538,422
Indigo Merger Sub, Inc.(b)
07/15/2026	2.875%	200,000	186,857
IQVIA, Inc.(b)
05/15/2030	6.500%	239,000	243,705
Columbia Corporate Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mozart Debt Merger Sub, Inc.(b)
04/01/2029	3.875%	100,000	90,552
10/01/2029	5.250%	1,422,000	1,326,004
Select Medical Corp.(b)
08/15/2026	6.250%	1,121,000	1,121,158
Star Parent, Inc.(b)
10/01/2030	9.000%	768,000	807,264
Tenet Healthcare Corp.
01/01/2026	4.875%	405,000	401,361
02/01/2027	6.250%	394,000	392,849
11/01/2027	5.125%	1,793,000	1,742,994
10/01/2028	6.125%	721,000	716,805
Tenet Healthcare Corp.(b)
05/15/2031	6.750%	716,000	732,771
Total			41,139,860
Healthcare Insurance 2.3%
Aetna, Inc.
11/15/2042	4.125%	2,686,000	2,222,148
08/15/2047	3.875%	1,157,000	896,343
Centene Corp.
02/15/2030	3.375%	7,594,000	6,801,248
10/15/2030	3.000%	8,251,000	7,136,138
03/01/2031	2.500%	17,381,000	14,451,882
UnitedHealth Group, Inc.
02/15/2030	5.300%	7,930,000	8,224,677
Total			39,732,436
Home Construction 0.0%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	171,000	163,277
04/01/2029	4.750%	65,000	61,157
Taylor Morrison Communities, Inc.(b)
01/15/2028	5.750%	193,000	192,001
08/01/2030	5.125%	355,000	339,063
Total			755,498
Independent Energy 0.9%
Baytex Energy Corp.(b)
04/30/2030	8.500%	475,000	492,874
Callon Petroleum Co.
07/01/2026	6.375%	922,000	922,261
Callon Petroleum Co.(b)
08/01/2028	8.000%	191,000	198,102
06/15/2030	7.500%	175,000	184,351
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	4,726,325
Centennial Resource Production LLC(b)
04/01/2027	6.875%	114,000	113,557
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Civitas Resources, Inc.(b)
07/01/2028	8.375%	174,000	182,970
11/01/2030	8.625%	155,000	165,649
07/01/2031	8.750%	192,000	204,697
CNX Resources Corp.(b)
03/14/2027	7.250%	57,000	57,233
01/15/2029	6.000%	519,000	501,487
01/15/2031	7.375%	200,000	203,015
Colgate Energy Partners III LLC(b)
07/01/2029	5.875%	1,402,000	1,375,241
Comstock Resources, Inc.(b)
03/01/2029	6.750%	235,000	216,165
01/15/2030	5.875%	174,000	150,775
CrownRock LP/Finance, Inc.(b)
10/15/2025	5.625%	219,000	218,274
05/01/2029	5.000%	153,000	150,827
Endeavor Energy Resources LP/Finance, Inc.(b)
01/30/2028	5.750%	158,000	157,229
Hilcorp Energy I LP/Finance Co.(b)
02/01/2029	5.750%	731,000	709,808
04/15/2030	6.000%	226,000	219,400
02/01/2031	6.000%	300,000	288,692
04/15/2032	6.250%	353,000	340,897
11/01/2033	8.375%	339,000	364,184
Matador Resources Co.
09/15/2026	5.875%	520,000	515,531
Matador Resources Co.(b)
04/15/2028	6.875%	297,000	304,131
Permian Resources Operating LLC(b)
01/15/2032	7.000%	1,009,000	1,041,705
Southwestern Energy Co.
02/01/2029	5.375%	227,000	222,072
02/01/2032	4.750%	991,000	917,898
Total			15,145,350
Integrated Energy 1.7%
BP Capital Markets America, Inc.
04/10/2034	4.989%	24,583,000	24,754,487
Cenovus Energy, Inc.
02/15/2052	3.750%	5,913,000	4,337,217
Total			29,091,704
Leisure 0.5%
Carnival Corp.(b)
03/01/2027	5.750%	1,309,000	1,289,409
08/01/2028	4.000%	740,000	685,221
08/15/2029	7.000%	212,000	220,574
Carnival Holdings Bermuda Ltd.(b)
05/01/2028	10.375%	354,000	387,606

Columbia Corporate Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(b)
05/01/2025	5.500%	300,000	299,448
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	472,000	469,630
Cinemark USA, Inc.(b)
05/01/2025	8.750%	73,000	73,507
03/15/2026	5.875%	458,000	453,590
07/15/2028	5.250%	250,000	230,605
Live Nation Entertainment, Inc.(b)
05/15/2027	6.500%	258,000	260,814
10/15/2027	4.750%	398,000	381,025
NCL Corp., Ltd.(b)
03/15/2026	5.875%	355,000	346,419
02/15/2029	7.750%	112,000	113,037
Royal Caribbean Cruises Ltd.(b)
07/01/2026	4.250%	292,000	280,556
08/31/2026	5.500%	426,000	421,735
07/15/2027	5.375%	226,000	222,272
01/15/2029	8.250%	525,000	556,984
01/15/2030	7.250%	630,000	656,545
Six Flags Entertainment Corp.(b)
05/15/2031	7.250%	349,000	355,987
Viking Cruises Ltd.(b)
02/15/2029	7.000%	236,000	235,478
07/15/2031	9.125%	281,000	300,683
Total			8,241,125
Life Insurance 6.4%
Guardian Life Global Funding(b)
12/10/2025	0.875%	13,510,000	12,546,258
Metropolitan Life Global Funding I(b)
01/07/2031	1.550%	4,810,000	3,844,876
01/08/2034	5.050%	11,430,000	11,405,390
New York Life Insurance Co.(b)
Subordinated
05/15/2050	3.750%	2,780,000	2,181,252
Northwestern Mutual Global Funding(b)
01/14/2026	0.800%	8,667,000	8,033,018
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
09/30/2059	3.625%	6,983,000	5,086,963
Pacific Life Global Funding II(b)
04/14/2026	1.375%	17,139,000	15,903,453
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	19,150,000	18,789,523
Principal Life Global Funding II(b)
11/21/2024	2.250%	11,590,000	11,311,006
08/16/2026	1.250%	1,000,000	910,712
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	2,765,000	2,590,402
05/15/2050	3.300%	9,989,000	7,174,321
Voya Financial, Inc.
06/15/2026	3.650%	9,490,000	9,182,806
Total			108,959,980
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(b)
05/01/2025	5.375%	310,000	309,824
Hilton Grand Vacations Borrower Escrow LLC(b)
01/15/2032	6.625%	545,000	546,369
Marriott Ownership Resorts, Inc.(b)
06/15/2029	4.500%	128,000	115,028
Total			971,221
Media and Entertainment 1.6%
Clear Channel International BV(b)
08/01/2025	6.625%	274,000	274,361
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	1,353,000	1,173,196
09/15/2028	9.000%	455,000	475,135
06/01/2029	7.500%	433,000	358,382
iHeartCommunications, Inc.
05/01/2026	6.375%	496,962	427,159
05/01/2027	8.375%	740,000	461,788
iHeartCommunications, Inc.(b)
01/15/2028	4.750%	424,000	319,550
Meta Platforms, Inc.
05/15/2063	5.750%	5,318,000	5,750,205
Outfront Media Capital LLC/Corp.(b)
01/15/2029	4.250%	216,000	192,110
03/15/2030	4.625%	721,000	636,843
02/15/2031	7.375%	136,000	142,443
Playtika Holding Corp.(b)
03/15/2029	4.250%	503,000	435,773
Roblox Corp.(b)
05/01/2030	3.875%	537,000	471,560
Univision Communications, Inc.(b)
08/15/2028	8.000%	701,000	712,786
05/01/2029	4.500%	248,000	220,679
06/30/2030	7.375%	431,000	422,514
Viacom, Inc.
03/15/2043	4.375%	6,655,000	4,808,550
Warnermedia Holdings, Inc.
03/15/2062	5.391%	11,421,000	9,843,293
Total			27,126,327
Columbia Corporate Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.3%
Allegheny Technologies, Inc.
10/01/2029	4.875%	122,000	112,689
10/01/2031	5.125%	590,000	540,360
Constellium NV(b)
02/15/2026	5.875%	251,000	249,384
Constellium SE(b)
06/15/2028	5.625%	893,000	873,483
04/15/2029	3.750%	491,000	442,220
Hudbay Minerals, Inc.(b)
04/01/2026	4.500%	344,000	333,338
04/01/2029	6.125%	403,000	397,460
Kaiser Aluminum Corp.(b)
03/01/2028	4.625%	91,000	83,826
06/01/2031	4.500%	486,000	415,353
Novelis Corp.(b)
11/15/2026	3.250%	370,000	346,412
01/30/2030	4.750%	986,000	914,735
08/15/2031	3.875%	367,000	318,542
Total			5,027,802
Midstream 4.2%
Antero Midstream Partners LP/Finance Corp.(b)
02/01/2032	6.625%	431,000	429,345
CNX Midstream Partners LP(b)
04/15/2030	4.750%	485,000	423,283
DT Midstream, Inc.(b)
06/15/2029	4.125%	318,000	292,172
06/15/2031	4.375%	637,000	569,706
Energy Transfer LP
05/15/2034	5.550%	12,465,000	12,583,206
EQM Midstream Partners LP
08/01/2024	4.000%	562,000	556,217
07/15/2048	6.500%	107,000	110,472
EQM Midstream Partners LP(b)
07/01/2025	6.000%	212,000	212,001
07/01/2027	6.500%	307,000	310,896
01/15/2029	4.500%	333,000	314,255
01/15/2031	4.750%	1,171,000	1,092,667
Hess Midstream Operations LP(b)
02/15/2030	4.250%	143,000	131,883
ITT Holdings LLC(b)
08/01/2029	6.500%	210,000	183,702
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,946,000	5,333,934
09/01/2044	5.400%	3,929,000	3,681,374
Kinder Morgan, Inc.
02/15/2046	5.050%	1,600,000	1,436,546
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
04/15/2048	4.700%	1,199,000	1,030,897
03/14/2052	4.950%	4,687,000	4,163,557
NuStar Logistics LP
10/01/2025	5.750%	182,000	181,800
06/01/2026	6.000%	132,000	131,686
04/28/2027	5.625%	647,000	642,077
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	6,939,000	5,928,310
Sunoco LP/Finance Corp.
04/15/2027	6.000%	316,000	315,930
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	747,000	692,377
Venture Global Calcasieu Pass LLC(b)
08/15/2029	3.875%	699,000	624,432
08/15/2031	4.125%	1,016,000	899,410
11/01/2033	3.875%	562,000	476,896
Venture Global LNG, Inc.(b)
06/01/2028	8.125%	189,000	191,213
02/01/2029	9.500%	226,000	240,084
06/01/2031	8.375%	739,000	748,300
02/01/2032	9.875%	238,000	250,189
Western Gas Partners LP
08/15/2048	5.500%	651,000	576,379
Western Midstream Operating LP
01/15/2029	6.350%	4,324,000	4,523,355
Western Midstream Operating LP(c)
02/01/2050	5.250%	6,450,000	5,759,833
Williams Companies, Inc. (The)
08/15/2028	5.300%	13,600,000	13,865,872
09/15/2045	5.100%	2,955,000	2,807,180
Total			71,711,436
Natural Gas 1.8%
NiSource, Inc.
02/15/2031	1.700%	35,176,000	28,408,063
05/15/2047	4.375%	2,710,000	2,314,468
Total			30,722,531
Oil Field Services 0.1%
Kodiak Gas Services LLC(b),(g)
02/15/2029	7.250%	129,000	130,610
Nabors Industries Ltd.(b)
01/15/2026	7.250%	404,000	396,369
01/15/2028	7.500%	89,000	81,444
Nabors Industries, Inc.(b)
05/15/2027	7.375%	213,000	210,559
01/31/2030	9.125%	228,000	232,411

Columbia Corporate Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Aquila Ltd.(b)
09/30/2028	8.000%	539,000	550,798
Transocean Titan Financing Ltd.(b)
02/01/2028	8.375%	695,000	718,562
Total			2,320,753
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%	215,000	187,350
Williams Scotsman International, Inc.(b)
08/15/2028	4.625%	250,000	235,758
Total			423,108
Other REIT 0.3%
Blackstone Mortgage Trust, Inc.(b)
01/15/2027	3.750%	293,000	258,626
Ladder Capital Finance Holdings LLLP/Corp.(b)
10/01/2025	5.250%	558,000	548,600
06/15/2029	4.750%	1,836,000	1,643,220
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(b)
10/01/2028	5.875%	384,000	375,661
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
05/15/2029	4.875%	317,000	292,394
RHP Hotel Properties LP/Finance Corp.(b)
07/15/2028	7.250%	148,000	153,335
02/15/2029	4.500%	216,000	200,688
RLJ Lodging Trust LP(b)
07/01/2026	3.750%	222,000	210,517
09/15/2029	4.000%	275,000	244,171
Service Properties Trust(b)
11/15/2031	8.625%	291,000	308,537
Total			4,235,749
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(b)
06/15/2027	6.000%	501,000	495,407
09/01/2029	4.000%	1,201,000	976,624
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b)
08/15/2026	4.125%	594,000	534,122
Berry Global, Inc.(b)
04/15/2028	5.500%	695,000	701,674
Canpack SA/US LLC(b)
11/15/2029	3.875%	829,000	730,214
Trivium Packaging Finance BV(b)
08/15/2026	5.500%	178,000	173,771
08/15/2027	8.500%	399,000	390,189
Total			4,002,001
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 3.9%
1375209 BC Ltd.(b)
01/30/2028	9.000%	97,000	94,096
Amgen, Inc.
03/02/2063	5.750%	17,709,000	18,232,885
Bausch Health Companies, Inc.(b)
06/01/2028	4.875%	152,000	85,769
09/30/2028	11.000%	173,000	118,326
10/15/2030	14.000%	34,000	19,133
Grifols Escrow Issuer SA(b)
10/15/2028	4.750%	600,000	514,980
Organon Finance 1 LLC(b)
04/30/2028	4.125%	419,000	382,816
04/30/2031	5.125%	1,117,000	960,526
Pfizer Investment Enterprises Pte., Ltd.
05/19/2063	5.340%	17,845,000	17,895,503
Roche Holdings, Inc.(b)
11/13/2028	5.338%	7,645,000	7,918,877
11/13/2030	5.489%	18,984,000	20,004,767
Total			66,227,678
Property & Casualty 0.5%
Alliant Holdings Intermediate LLC/Co-Issuer(b)
10/15/2027	4.250%	32,000	29,981
10/15/2027	6.750%	834,000	816,219
04/15/2028	6.750%	1,068,000	1,077,716
11/01/2029	5.875%	683,000	646,477
01/15/2031	7.000%	892,000	902,885
AssuredPartners, Inc.(b)
08/15/2025	7.000%	568,000	568,119
01/15/2029	5.625%	608,000	574,528
BroadStreet Partners, Inc.(b)
04/15/2029	5.875%	716,000	679,230
GTCR AP Finance, Inc.(b)
05/15/2027	8.000%	39,000	39,026
HUB International Ltd.(b)
12/01/2029	5.625%	622,000	586,648
01/31/2032	7.375%	668,000	683,319
HUB International, Ltd.(b)
06/15/2030	7.250%	1,315,000	1,351,642
USI, Inc.(b)
01/15/2032	7.500%	286,000	290,871
Total			8,246,661
Railroads 0.8%
Norfolk Southern Corp.
08/01/2030	5.050%	13,375,000	13,629,390
Columbia Corporate Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refining 0.0%
HF Sinclair Corp.(b)
04/15/2027	6.375%	274,000	274,899
Restaurants 0.1%
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2030	6.750%	605,000	543,857
IRB Holding Corp.(b)
06/15/2025	7.000%	874,000	869,020
Yum! Brands, Inc.
04/01/2032	5.375%	558,000	542,831
Total			1,955,708
Retailers 1.2%
Asbury Automotive Group, Inc.(b)
11/15/2029	4.625%	142,000	131,318
Group 1 Automotive, Inc.(b)
08/15/2028	4.000%	100,000	92,215
Hanesbrands, Inc.(b)
05/15/2026	4.875%	255,000	245,641
02/15/2031	9.000%	253,000	255,050
L Brands, Inc.(b)
07/01/2025	9.375%	37,000	38,886
10/01/2030	6.625%	498,000	504,684
L Brands, Inc.
06/15/2029	7.500%	113,000	117,061
11/01/2035	6.875%	227,000	226,986
LCM Investments Holdings II LLC(b)
05/01/2029	4.875%	273,000	246,804
08/01/2031	8.250%	315,000	323,080
Lithia Motors, Inc.(b)
01/15/2031	4.375%	255,000	228,447
Lowe’s Companies, Inc.
04/01/2062	4.450%	11,093,000	9,296,876
09/15/2062	5.800%	7,145,000	7,445,383
PetSmart, Inc./Finance Corp.(b)
02/15/2028	4.750%	783,000	730,387
02/15/2029	7.750%	235,000	228,042
Wolverine World Wide, Inc.(b)
08/15/2029	4.000%	767,000	618,076
Total			20,728,936
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	7.500%	147,000	149,924
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	3.250%	223,000	212,174
01/15/2027	4.625%	339,000	328,938
Total			691,036
Technology 5.0%
Black Knight InfoServ LLC(b)
09/01/2028	3.625%	595,000	562,917
Block, Inc.
06/01/2026	2.750%	103,000	96,382
06/01/2031	3.500%	217,000	186,958
Boxer Parent Co., Inc.(b)
10/02/2025	7.125%	82,000	82,155
Broadcom, Inc.(b)
11/15/2036	3.187%	24,111,000	19,564,514
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(b)
06/15/2029	8.000%	104,000	107,940
Central Parent, Inc./CDK Global, Inc.(b)
06/15/2029	7.250%	279,000	284,737
Clarivate Science Holdings Corp.(b)
07/01/2028	3.875%	258,000	237,786
07/01/2029	4.875%	695,000	648,917
Cloud Software Group, Inc.(b)
09/30/2029	9.000%	928,000	878,438
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%	940,000	851,610
Dun & Bradstreet Corp. (The)(b)
12/15/2029	5.000%	197,000	183,131
Entegris Escrow Corp.(b)
04/15/2029	4.750%	180,000	172,121
06/15/2030	5.950%	633,000	624,991
GTCR W-2 Merger Sub LLC(b)
01/15/2031	7.500%	1,147,000	1,195,067
HealthEquity, Inc.(b)
10/01/2029	4.500%	626,000	584,499
Helios Software Holdings, Inc.(b)
05/01/2028	4.625%	476,000	434,007
Intel Corp.
08/12/2051	3.050%	5,225,000	3,613,218
International Business Machines Corp.
05/15/2029	3.500%	16,635,000	15,830,575
ION Trading Technologies Sarl(b)
05/15/2028	5.750%	494,000	454,817
Iron Mountain, Inc.(b)
07/15/2030	5.250%	827,000	779,995
Logan Merger Sub, Inc.(b)
09/01/2027	5.500%	1,368,000	560,505

Columbia Corporate Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microchip Technology, Inc.
02/15/2024	0.972%	8,629,000	8,612,086
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	1,042,000	932,257
MSCI, Inc.(b)
11/01/2031	3.625%	7,585,000	6,665,528
NCR Atleos Escrow Corp.(b)
04/01/2029	9.500%	905,000	970,976
NCR Corp.(b)
10/01/2028	5.000%	424,000	399,574
04/15/2029	5.125%	895,000	842,179
10/01/2030	5.250%	220,000	201,774
Neptune Bidco US, Inc.(b)
04/15/2029	9.290%	736,000	702,712
NXP BV/Funding LLC/USA, Inc.
05/11/2031	2.500%	15,995,000	13,449,810
Picard Midco, Inc.(b)
03/31/2029	6.500%	1,058,000	987,844
Seagate HDD Cayman(b)
12/15/2029	8.250%	275,000	295,979
07/15/2031	8.500%	306,000	332,529
Shift4 Payments LLC/Finance Sub, Inc.(b)
11/01/2026	4.625%	912,000	889,466
Tempo Acquisition LLC/Finance Corp.(b)
06/01/2025	5.750%	175,000	174,255
UKG, Inc.(b),(g)
02/01/2031	6.875%	1,004,000	1,015,734
Verscend Escrow Corp.(b)
08/15/2026	9.750%	505,000	506,847
ZoomInfo Technologies LLC/Finance Corp.(b)
02/01/2029	3.875%	441,000	392,591
Total			85,307,421
Tobacco 0.4%
Reynolds American, Inc.
08/15/2035	5.700%	6,276,000	6,154,491
Transportation Services 1.2%
ERAC USA Finance LLC(b)
05/01/2028	4.600%	20,535,000	20,428,901
Wireless 2.2%
Altice France Holding SA(b)
02/15/2028	6.000%	343,000	152,853
Altice France SA(b)
01/15/2028	5.500%	757,000	592,540
07/15/2029	5.125%	1,059,000	775,117
10/15/2029	5.500%	120,000	88,511
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Tower Corp.
08/15/2029	3.800%	652,000	615,523
SBA Communications Corp.
02/15/2027	3.875%	277,000	264,071
02/01/2029	3.125%	110,000	98,033
T-Mobile US, Inc.
02/15/2029	2.625%	20,007,000	18,032,993
02/15/2031	2.875%	11,964,000	10,476,112
04/15/2031	3.500%	5,395,000	4,911,022
Vmed O2 UK Financing I PLC(b)
01/31/2031	4.250%	1,059,000	924,586
07/15/2031	4.750%	849,000	760,662
Total			37,692,023
Wirelines 2.4%
AT&T, Inc.
05/15/2035	4.500%	2,000,000	1,887,641
Frontier Communications Holdings LLC(b)
05/15/2030	8.750%	326,000	333,878
03/15/2031	8.625%	540,000	547,936
Iliad Holding SAS(b)
10/15/2026	6.500%	1,150,000	1,127,325
10/15/2028	7.000%	1,037,000	1,026,437
Telefonica Emisiones SAU
03/06/2048	4.895%	5,905,000	5,215,897
Verizon Communications, Inc.
03/21/2031	2.550%	35,595,000	30,599,707
Total			40,738,821
Total Corporate Bonds & Notes (Cost $1,630,378,705)			1,564,910,233

Foreign Government Obligations(i) 0.0%

Canada 0.0%
NOVA Chemicals Corp.(b)
05/01/2025	5.000%	393,000	383,484
06/01/2027	5.250%	251,000	233,537
11/15/2028	8.500%	172,000	180,255
05/15/2029	4.250%	313,000	263,324
Total			1,060,600
Total Foreign Government Obligations (Cost $1,106,424)			1,060,600

Columbia Corporate Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2024 (Unaudited)
Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(j),(k)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 09/22/2028	9.360%	380,240	379,970
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.197%	328,730	318,404
2nd Lien Term Loan
1-month Term SOFR + 7.750% 10/01/2026	13.197%	78,084	63,005
Total			381,409
Media and Entertainment 0.1%
Cengage Learning, Inc.(j),(k)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 1.000% 07/14/2026	10.326%	455,825	454,827
Technology 0.1%
Ascend Learning LLC(j),(k)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.933%	558,563	546,772
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.183%	246,000	226,782
DCert Buyer, Inc.(j),(k)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.333%	357,000	326,016
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(j),(k)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.680%	242,676	242,625
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.680%	478,000	477,627
Total			1,819,822
Total Senior Loans (Cost $3,101,487)			3,036,028

U.S. Treasury Obligations 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/15/2043	3.875%	6,489,000	6,097,632
08/15/2043	4.375%	25,546,000	25,733,603
02/15/2053	3.625%	17,108,000	15,349,084
Total U.S. Treasury Obligations (Cost $45,537,225)			47,180,319

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.541%(l),(m)	64,061,251	64,048,439
Total Money Market Funds (Cost $64,039,960)		64,048,439
Total Investments in Securities (Cost: $1,745,696,792)		1,680,628,835
Other Assets & Liabilities, Net		18,273,334
Net Assets		1,698,902,169
At January 31, 2024, securities and/or cash totaling $4,740,299 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	809	03/2024	USD	98,976,094	5,494,879	—
U.S. Treasury 2-Year Note	1,175	03/2024	USD	241,646,094	1,701,786	—
U.S. Treasury 5-Year Note	1,403	03/2024	USD	152,072,047	2,340,507	—
U.S. Treasury Ultra Bond	123	03/2024	USD	15,893,906	314,138	—
Total					9,851,310	—

Columbia Corporate Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, January 31, 2024 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(2,908)	03/2024	USD	(326,650,188)	—	(8,875,043)
U.S. Treasury Ultra 10-Year Note	(824)	03/2024	USD	(96,305,000)	—	(874,796)
Total					—	(9,749,839)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $433,658,272, which represents 25.53% of total net assets.

(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2024.

(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2024, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.

(e)	Represents a security in default.
(f)	Valuation based on significant unobservable inputs.
(g)	Represents a security purchased on a when-issued basis.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)
The stated interest rate represents the weighted average interest rate at January 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Variable rate security. The interest rate shown was the current rate as of January 31, 2024.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2024.
(m)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.541%
	93,606,501	810,631,947	(840,205,907)	15,898	64,048,439	656	2,590,646	64,061,251
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Corporate Income Fund  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT136_04_P01_(03/24)